Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures - Interconexion Electrica S.A. ESP (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Total assets	$ 242,426,616	$ 137,694,169
Total liabilities	151,842,844	84,194,806
Equity	90,583,772	53,499,363	$ 58,231,628	$ 57,107,780
Net profit (loss) for the period	$ 17,630,554	$ 2,737,853	$ 15,005,155
Consorcio Transmantaro S.A.
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional currency	US Dollar
Ownership interest Ecopetrol	60.00%
Country/Domicile	Peru
Geographic area of operations	Peru
Total assets	$ 7,250,457
Total liabilities	5,578,049
Equity	1,672,408
Net profit (loss) for the period	$ 234,866
Interligao Elctrica Evrecy [Member]
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 79,166
Total liabilities	9,677
Equity	69,489
Net profit (loss) for the period	$ (8,716)
Fundo De Investimento Assis [Member]
Disclosure of subsidiaries [line items]
Activity	Autonomous Fund – Special Purpose Entity
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.73%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 27,170
Total liabilities	2
Equity	27,168
Net profit (loss) for the period	$ 3,669
Fundo de Investimento Barra Bonita Renda Fixa Referenciado
Disclosure of subsidiaries [line items]
Activity	Autonomous Fund – Special Purpose Entity
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.77%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 78,920
Total liabilities	4
Equity	78,916
Net profit (loss) for the period	$ 1,637
Fundo de Investimento Referenciado di Bandeirantes
Disclosure of subsidiaries [line items]
Activity	Autonomous Fund – Special Purpose Entity
Functional currency	Brazilian real
Ownership interest Ecopetrol	13.10%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 158,035
Total liabilities	13
Equity	158,022
Net profit (loss) for the period	$ 8,553
Fundo de Investimento Xavantes Referenciado di
Disclosure of subsidiaries [line items]
Activity	Autonomous Fund – Special Purpose Entity
Functional currency	Brazilian real
Ownership interest Ecopetrol	15.69%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 321,759
Total liabilities	23
Equity	321,736
Net profit (loss) for the period	$ 16,238
Interconexiones Viales
Disclosure of subsidiaries [line items]
Activity	Roads concessions
Functional currency	Chilean peso
Ownership interest Ecopetrol	65.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 6,752
Total liabilities	1,078
Equity	5,674
Net profit (loss) for the period	$ (3,396)
Interligao Eltrica Aguape
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 482,218
Total liabilities	80,582
Equity	401,636
Net profit (loss) for the period	$ 77,267
Interligao Eltrica Biguau
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 250,337
Total liabilities	19,312
Equity	231,025
Net profit (loss) for the period	$ (2,723)
Interligao Eltrica De Minas Gerais
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 113,493
Total liabilities	7,885
Equity	105,608
Net profit (loss) for the period	$ 6,597
Interligao Eltrica Itapura
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 147,721
Total liabilities	16,394
Equity	131,327
Net profit (loss) for the period	$ 7,094
Interligao Eltrica Itaquer
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 449,766
Total liabilities	94,399
Equity	355,367
Net profit (loss) for the period	$ 68,803
Interligao Eltrica Itanes
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 301,579
Total liabilities	23,100
Equity	278,479
Net profit (loss) for the period	$ 32,447
Interligao Eltrica Norte E Nordeste
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 389,507
Total liabilities	128,724
Equity	260,783
Net profit (loss) for the period	$ 40,840
Interligao Eltrica Pinheiros
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 526,781
Total liabilities	73,331
Equity	453,450
Net profit (loss) for the period	$ 89,593
Interligao Eltrica Riacho Grande
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 41,740
Total liabilities	8,811
Equity	50,551
Net profit (loss) for the period	$ (3,907)
Interligao Eltrica Serra Do Japi
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 450,593
Total liabilities	65,384
Equity	385,209
Net profit (loss) for the period	$ 62,424
Interligao Eltrica Sul
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 175,464
Total liabilities	27,833
Equity	147,631
Net profit (loss) for the period	$ 22,352
Interligao Eltrica Tibagi
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 175,038
Total liabilities	26,632
Equity	148,406
Net profit (loss) for the period	$ 10,973
Internexa
Disclosure of subsidiaries [line items]
Activity	Telecommunications and ICT
Functional currency	Colombian peso
Ownership interest Ecopetrol	99.42%
Country/Domicile	Colombia
Geographic area of operations	Colombia
Total assets	$ 531,292
Total liabilities	423,449
Equity	107,843
Net profit (loss) for the period	$ 21,881
Transamerican Telecomunication S.A.
Disclosure of subsidiaries [line items]
Activity	Telecommunications and ICT
Functional currency	US Dollar
Ownership interest Ecopetrol	99.42%
Country/Domicile	Argentina
Geographic area of operations	Argentina
Total assets	$ 40,568
Total liabilities	19,989
Equity	20,579
Net profit (loss) for the period	$ (58)
Internexa Brazil Operadora de Telecomunicaes
Disclosure of subsidiaries [line items]
Activity	Telecommunications and ICT
Functional currency	Brazilian real
Ownership interest Ecopetrol	99.42%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 249,586
Total liabilities	229,088
Equity	20,498
Net profit (loss) for the period	$ (10,614)
Internexa Chile
Disclosure of subsidiaries [line items]
Activity	Telecommunications and ICT
Functional currency	Chilean peso
Ownership interest Ecopetrol	98.43%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 78,415
Total liabilities	56,492
Equity	21,923
Net profit (loss) for the period	$ 4,033
Internexa Participaes
Disclosure of subsidiaries [line items]
Activity	Investment Vehicle
Functional currency	Brazilian real
Ownership interest Ecopetrol	99.42%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 19,942
Total liabilities	603
Equity	19,339
Net profit (loss) for the period	$ (10,487)
Internexa Peru
Disclosure of subsidiaries [line items]
Activity	Telecommunications and ICT
Functional currency	US Dollar
Ownership interest Ecopetrol	99.42%
Country/Domicile	Peru
Geographic area of operations	Peru
Total assets	$ 320,245
Total liabilities	249,061
Equity	71,184
Net profit (loss) for the period	$ 17,440
ISA Bolivia [Member]
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Country/Domicile	Bolivia
Geographic area of operations	Bolivia
Total assets	$ 124,619
Total liabilities	8,634
Equity	115,985
Net profit (loss) for the period	$ 11,019
ISA Capital Do Brazil [Member]
Disclosure of subsidiaries [line items]
Activity	Investment Vehicle
Functional currency	Brazilian real
Ownership interest Ecopetrol	100.00%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 3,923,685
Total liabilities	222,115
Equity	3,701,570
Net profit (loss) for the period	$ 734,604
ISA CTEEP [Member]
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 19,986,151
Total liabilities	9,713,678
Equity	10,272,473
Net profit (loss) for the period	$ 2,096,201
ISA Interchile [Member]
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 6,769,025
Total liabilities	5,514,461
Equity	1,254,564
Net profit (loss) for the period	$ (297,034)
ISA Intercolombia [Member]
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional currency	Colombian peso
Ownership interest Ecopetrol	100.00%
Country/Domicile	Colombia
Geographic area of operations	Colombia
Total assets	$ 279,988
Total liabilities	186,954
Equity	93,034
Net profit (loss) for the period	$ 38,093
ISA Intervial Chile [Member]
Disclosure of subsidiaries [line items]
Activity	Roads concessions
Functional currency	Chilean peso
Ownership interest Ecopetrol	100.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 3,971,874
Total liabilities	822,694
Equity	3,149,180
Net profit (loss) for the period	$ 252,450
ISA Intervial Colombia [Member]
Disclosure of subsidiaries [line items]
Activity	Roads concessions
Functional currency	Colombian peso
Ownership interest Ecopetrol	100.00%
Country/Domicile	Colombia
Geographic area of operations	Colombia
Total assets	$ 566
Equity	566
Net profit (loss) for the period	$ (7)
ISA Inversiones Chile [Member]
Disclosure of subsidiaries [line items]
Activity	Investment Vehicle
Functional currency	Chilean peso
Ownership interest Ecopetrol	100.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 3,748,138
Total liabilities	6,872
Equity	3,741,266
Net profit (loss) for the period	$ 202,436
ISA Inversiones Costera Chile [Member]
Disclosure of subsidiaries [line items]
Activity	Investment Vehicle
Functional currency	Chilean peso
Ownership interest Ecopetrol	100.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 599,723
Total liabilities	595,633
Equity	4,090
Net profit (loss) for the period	$ (31,127)
ISA Inversiones Tolten [Member]
Disclosure of subsidiaries [line items]
Activity	Investment Vehicle
Functional currency	Chilean peso
Ownership interest Ecopetrol	100.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 43
Equity	43
Net profit (loss) for the period	$ 10
ISA Investimentos E Participaes [Member]
Disclosure of subsidiaries [line items]
Activity	Investment Vehicle
Functional currency	Brazilian real
Ownership interest Ecopetrol	100.00%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 933,742
Total liabilities	7,980
Equity	925,762
Net profit (loss) for the period	$ 216,596
ISA Peru [Member]
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional currency	US Dollar
Ownership interest Ecopetrol	99.98%
Country/Domicile	Peru
Geographic area of operations	Peru
Total assets	$ 962,823
Total liabilities	772,002
Equity	190,821
Net profit (loss) for the period	$ 48,791
ISA REP [Member]
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional currency	US Dollar
Ownership interest Ecopetrol	60.00%
Country/Domicile	Peru
Geographic area of operations	Peru
Total assets	$ 1,949,243
Total liabilities	1,438,949
Equity	510,294
Net profit (loss) for the period	$ 202,971
ISA Transelca [Member]
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional currency	Colombian peso
Ownership interest Ecopetrol	100.00%
Country/Domicile	Colombia
Geographic area of operations	Colombia
Total assets	$ 1,507,616
Total liabilities	580,035
Equity	927,581
Net profit (loss) for the period	$ 184,024
Linear Systems RE [Member]
Disclosure of subsidiaries [line items]
Activity	Other business
Functional currency	US dollar
Ownership interest Ecopetrol	100.00%
Country/Domicile	Bermudas
Geographic area of operations	Bermudas
Total assets	$ 130,264
Total liabilities	104,551
Equity	25,713
Net profit (loss) for the period	$ 3,710
Proyectos De Infraestructura Del Per [Member]
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Country/Domicile	Peru
Geographic area of operations	Peru
Total assets	$ 153,956
Total liabilities	146,612
Equity	7,344
Net profit (loss) for the period	$ 704
Ruta Costera [Member]
Disclosure of subsidiaries [line items]
Activity	Roads concessions
Functional currency	Colombian peso
Ownership interest Ecopetrol	100.00%
Country/Domicile	Colombia
Geographic area of operations	Colombia
Total assets	$ 2,680,312
Total liabilities	2,491,025
Equity	189,287
Net profit (loss) for the period	$ (17,385)
Ruta De La Araucana [Member]
Disclosure of subsidiaries [line items]
Activity	Roads concessions
Functional currency	Chilean peso
Ownership interest Ecopetrol	100.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 762,038
Total liabilities	450,237
Equity	311,801
Net profit (loss) for the period	$ 33,805
Ruta De Los Ros [Member]
Disclosure of subsidiaries [line items]
Activity	Roads concessions
Functional currency	Chilean peso
Ownership interest Ecopetrol	75.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 226,203
Total liabilities	149,717
Equity	76,486
Net profit (loss) for the period	$ 20,336
Ruta Del Bosque [Member]
Disclosure of subsidiaries [line items]
Activity	Roads concessions
Functional currency	Chilean peso
Ownership interest Ecopetrol	100.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 376,464
Total liabilities	264,533
Equity	111,931
Net profit (loss) for the period	$ 43,786
Ruta Del Loa [Member]
Disclosure of subsidiaries [line items]
Activity	Roads concessions
Functional currency	Chilean peso
Ownership interest Ecopetrol	100.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 470,016
Total liabilities	246,754
Equity	223,262
Net profit (loss) for the period	$ 25,607
Ruta del Maipo [Member]
Disclosure of subsidiaries [line items]
Activity	Roads concessions
Functional currency	Chilean peso
Ownership interest Ecopetrol	100.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 6,695,805
Total liabilities	4,647,650
Equity	2,048,155
Net profit (loss) for the period	$ 214,324
Ruta Del Maule [Member]
Disclosure of subsidiaries [line items]
Activity	Roads concessions
Functional currency	Chilean peso
Ownership interest Ecopetrol	100.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 26,822
Total liabilities	17,337
Equity	9,485
Net profit (loss) for the period	$ (21,212)
Sistemas Inteligentes en Red [Member]
Disclosure of subsidiaries [line items]
Activity	Other business
Functional currency	Colombia peso
Ownership interest Ecopetrol	99.77%
Country/Domicile	Colombia
Geographic area of operations	Colombia
Total assets	$ 17,265
Total liabilities	7,932
Equity	9,333
Net profit (loss) for the period	$ 3,457
XM [Member]
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional currency	Colombian peso
Ownership interest Ecopetrol	99.73%
Country/Domicile	Colombia
Geographic area of operations	Colombia
Total assets	$ 245,199
Total liabilities	212,583
Equity	32,616
Net profit (loss) for the period	$ 11,290